Other Liabilities - Non-current - Summary of Other Non-current Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Miscellaneous non-current liabilities [abstract]
Employee benefit obligations	$ 34.1	₨ 2,798.6	₨ 3,237.4
Contract liabilities	723.1	59,421.8	45,359.0
Others	18.6	1,525.6	1,389.6
Total	$ 775.8	₨ 63,746.0	₨ 49,986.0